Loans and Allowance for Credit Losses - Summary of Loans Modified as TDRs (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($) SecurityLoan	Dec. 31, 2019 USD ($) SecurityLoan	Dec. 31, 2018 USD ($) SecurityLoan
Financing Receivable, Modifications [Line Items]
Number of Loans | SecurityLoan	36,954	47,454	45,528
Pre-Modification Outstanding Loan Balance	$ 2,211	$ 1,664	$ 1,626
Post-Modification Outstanding Loan Balance	$ 2,021	$ 1,612	$ 1,579
Commercial [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans | SecurityLoan	3,423	3,445	2,824
Pre-Modification Outstanding Loan Balance	$ 628	$ 376	$ 336
Post-Modification Outstanding Loan Balance	$ 493	$ 359	$ 311
Commercial Real Estate [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans | SecurityLoan	149	136	127
Pre-Modification Outstanding Loan Balance	$ 262	$ 129	$ 168
Post-Modification Outstanding Loan Balance	$ 218	$ 125	$ 169
Residential Mortgages [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans | SecurityLoan	1,176	417	526
Pre-Modification Outstanding Loan Balance	$ 402	$ 55	$ 73
Post-Modification Outstanding Loan Balance	$ 401	$ 54	$ 69
Other Retail [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans | SecurityLoan	4,027	2,952	2,462
Pre-Modification Outstanding Loan Balance	$ 117	$ 63	$ 58
Post-Modification Outstanding Loan Balance	$ 114	$ 61	$ 55
Credit Card [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans | SecurityLoan	23,549	34,247	33,318
Pre-Modification Outstanding Loan Balance	$ 135	$ 185	$ 169
Post-Modification Outstanding Loan Balance	$ 136	$ 186	$ 171
Covered Loans [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans | SecurityLoan			3
Pre-Modification Outstanding Loan Balance			$ 1
Post-Modification Outstanding Loan Balance			$ 1
Total Loans, Excluding Loans Purchased from GNMA Mortgage Pools [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans | SecurityLoan	32,324	41,197	39,260
Pre-Modification Outstanding Loan Balance	$ 1,544	$ 808	$ 805
Post-Modification Outstanding Loan Balance	$ 1,362	$ 785	$ 776
Government National Mortgage Association [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans | SecurityLoan	4,630	6,257	6,268
Pre-Modification Outstanding Loan Balance	$ 667	$ 856	$ 821
Post-Modification Outstanding Loan Balance	$ 659	$ 827	$ 803